RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	$ 80	¥ 555	¥ 269
Due to related parties	660	4,597	28,687
Anpai
Related Party Transaction [Line Items]
Due from related parties	77	535	269
Jiangsu Anpac
Related Party Transaction [Line Items]
Due from related parties		1
Due to related parties	43	300	450
Jiaxing Zhijun
Related Party Transaction [Line Items]
Due from related parties	1	6
Due to related parties			25,000
Shanghai Yulin
Related Party Transaction [Line Items]
Due from related parties	2	13
CRS
Related Party Transaction [Line Items]
Due to related parties	272	1,894	2,413
Zhijun
Related Party Transaction [Line Items]
Accrued interest expense	345	2,403
Due to related parties	$ 345	¥ 2,403	¥ 824